Related Party Transactions - Schedule of Purchase of Services from Related Parties (Details)		6 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Due from related parties
Due from related party, gross		¥ 18,089,115			¥ 18,152,832
Less: Allowance against advances to Shanghai GBG		(9,076,416)			(9,076,416)
Shanghai GBG [Member]
Related Party Transactions - Schedule of Purchase of Services from Related Parties (Details) [Line Items]
Shanghai GBG		160,000	¥ 353,307
Due from related parties
Due from related party, gross	[1]	17,589,032			18,152,832
Botao Ma [Member]
Due from related parties
Due from related party, gross	[2]	250,083
Due to related parties
Current liabilities	[3]				299,224
Minghua Li [Member]
Due from related parties
Due from related party, gross	[2]	250,000
Related Party [Member]
Due from related parties
Due from related parties		9,012,699		$ 1,288,799	9,076,416
Due to related parties
Current liabilities		17,662,144		$ 2,525,653	3,128,044
Shanghai Xinhui [Member]
Due to related parties
Current liabilities	[4]	11,994,054			2,828,820
Zhongfang Zhibao [Member]
Due to related parties
Current liabilities	[5]	4,470,000
Yuanwen Xia [Member]
Due to related parties
Current liabilities		300,000
Xiaowei Le [Member]
Due to related parties
Current liabilities		300,000
Others [Member]
Due to related parties
Current liabilities		¥ 598,090

[1]	As of June 30, 2025 and December 31, 2025, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. As of June 30, 2025 and December 31, 2025, the Company recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.
[2]	As of June 30, 2025 and December 31, 2025, the balances due from Botao Ma and Minghua Li represented advances to the related parties for business purposes.
[3]	As of June 30, 2025, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand. As of December 31, 2025, the Company fully repaid the outstanding balance to Mr. Botao Ma.
[4]

As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

As of December 31, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 10,003,250, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

[5]	As of December 31, 2025, the balance due to Zhongfang Zhibao represented the borrowings from the related party. The borrowings were interest free and payable on demand.